Document And Entity Information	Dec. 19, 2025
Document Information [Line Items]
Entity, Registrant Name	TRIO-TECH INTERNATIONAL
Document, Type	8-K/A
Document, Period End Date	Dec. 19, 2025
Entity, Incorporation, State or Country Code	CA
Entity, File Number	1-14523
Entity, Tax Identification Number	95-2086631
Entity, Address, Address Line One	Block 1008
Entity, Address, City or Town	Toa Payoh North
Entity, Address, Address Line Two	Unit 03-09
Entity, Address, Country	SG
Entity, Address, Postal Zip Code	318996
City Area Code	65
Local Phone Number	6265 3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-KA date of report 12-19-25
Amendment Flag	true
Entity, Central Index Key	0000732026